Risk Management and Financial Instruments - Carrying Value and Estimated at Fair Value of Financial Instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 809	$ 1,255
Restricted cash	409	104
Related party loans receivable-short term	18	25
Related party loans receivable-long term	547	522
Fair Value [Member] | Interest Rate Cap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset-interest rate cap	61
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	809	1,255
Restricted cash	409	104
Related party loans receivable-short term	18	25
Related party loans receivable-long term	535	$ 515
Carrying Value [Member] | Interest Rate Cap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset-interest rate cap	$ 61